Document And Entity Information	Jul. 24, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 24, 2026
Entity Registrant Name	Surf Air Mobility Inc.
Entity Central Index Key	0001936224
Entity Emerging Growth Company	true
Entity File Number	001-41759
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-5025592
Entity Address, Address Line One	12111 S. Crenshaw Blvd.
Entity Address, City or Town	Hawthorne
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90250
City Area Code	310
Local Phone Number	365-3675
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SRFM
Security Exchange Name	NYSE